Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS—92.4%
China—4.8%
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	1,339,500	$7,261,617
Alibaba Group Holding Ltd.—Sponsored ADR (Retailing)*	94,048	16,280,649
Baidu Inc.—Sponsored ADR (Media & Entertainment)*	45,642	5,098,212
Ctrip.com International Ltd.—ADR (Retailing)*	246,282	9,600,072
NetEase Inc.—ADR (Media & Entertainment)	35,331	8,155,102

		46,395,652
Denmark—0.8%
Chr Hansen Holding A/S (Materials)†	84,069	7,323,960

Finland—1.0%
Kone OYJ, Class B (Capital Goods)†	161,362	9,197,366

France—4.4%
Air Liquide SA (Materials)†	72,996	10,074,267
EssilorLuxottica SA (Consumer Durables & Apparel)†	167,468	22,541,750
L’Oreal SA (Household & Personal Products)†	38,030	10,168,948

		42,784,965
Germany—2.2%
Symrise AG (Materials)†	224,984	20,841,985

Hong Kong—2.9%
AIA Group Ltd. (Insurance)†	2,708,405	27,607,606

India—2.7%
HDFC Bank Ltd.—ADR (Banks)	86,519	9,947,954
ICICI Bank Ltd.—Sponsored ADR (Banks)	1,350,656	16,491,510

		26,439,464
Indonesia—1.7%
Bank Central Asia Tbk PT (Banks)†	7,325,654	16,111,831

Israel—0.9%
Check Point Software Technologies Ltd. (Software & Services)*	80,113	8,968,650

Japan—10.9%
FANUC Corp. (Capital Goods)†	36,945	6,581,728
Keyence Corp. (Technology Hardware & Equipment)†	25,802	14,724,844
Kubota Corp. (Capital Goods)†	661,235	10,246,578
M3 Inc. (Health Care Equipment & Services)†	1,109,390	22,495,938
Makita Corp. (Capital Goods)†	268,163	8,798,331
MonotaRO Co., Ltd. (Capital Goods)†	532,260	11,631,454
Nidec Corp. (Capital Goods)†	72,700	9,752,634

	Shares	Value
COMMON STOCKS—92.4% (continued)
Japan—10.9% (continued)
Sysmex Corp. (Health Care Equipment & Services)†	173,365	$12,537,056
ZOZO Inc. (Retailing)†	420,800	7,955,431

		104,723,994
Russia—1.5%
Yandex NV, Class A (Media & Entertainment)*	359,176	14,086,883

South Africa—1.5%
Naspers Ltd., Class N (Retailing)†	39,639	9,643,865
Sasol Ltd. (Materials)†	222,795	4,826,383

		14,470,248
South Korea—0.9%
Samsung Electronics Co., Ltd.—GDR (Technology Hardware & Equipment)†	9,128	8,789,079

Spain—0.7%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,398,099	7,083,361

Switzerland—4.9%
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	64,369	22,020,056
Nestle SA—Sponsored ADR (Food Beverage & Tobacco)	129,696	13,758,152
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	50,933	11,747,842

		47,526,050
United Kingdom—2.0%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	534,553	8,453,768
Standard Chartered plc (Banks)†	1,359,981	11,154,158

		19,607,926
United States—48.6%
3M Co. (Capital Goods)	39,206	6,850,072
Abbott Laboratories (Health Care Equipment & Services)	154,719	13,476,025
Alphabet Inc., Class A (Media & Entertainment)*	22,533	27,449,701
Amazon.com Inc. (Retailing)*	8,448	15,770,557
Apple Inc. (Technology Hardware & Equipment)	80,547	17,159,733
Booking Holdings Inc. (Retailing)*	13,977	26,369,148
Cognex Corp. (Technology Hardware & Equipment)	149,439	6,576,810
Cognizant Technology Solutions Corp., Class A (Software & Services)	128,386	8,363,064

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—92.4% (continued)
United States—48.6% (continued)
Colgate-Palmolive Co. (Household & Personal Products)	160,227	$11,494,685
eBay Inc. (Retailing)	237,184	9,769,609
Exxon Mobil Corp. (Energy)	159,781	11,881,315
Facebook Inc., Class A (Media & Entertainment)*	60,680	11,785,876
First Republic Bank (Banks)	246,289	24,471,275
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	29,799	8,921,225
IPG Photonics Corp. (Technology Hardware & Equipment)*	58,669	7,686,226
Linde plc (Materials)†	82,780	15,962,054
Mastercard Inc., Class A (Software & Services)	81,404	22,163,867
Microsoft Corp. (Software & Services)	91,593	12,481,378
NIKE Inc., Class B (Consumer Durables & Apparel)	196,458	16,901,282
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	75,719	12,775,310
PayPal Holdings Inc. (Software & Services)*	388,119	42,848,338
Regeneron Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	41,297	12,585,674
Roper Technologies Inc. (Capital Goods)	79,595	28,944,722
Schlumberger Ltd. (Energy)	348,258	13,919,872
SVB Financial Group (Banks)*	35,585	8,254,652
UnitedHealth Group Inc. (Health Care Equipment & Services)	32,955	8,206,124
Verisk Analytics Inc. (Commercial & Professional Services)	161,347	24,479,567
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	44,930	7,486,237
Walgreens Boots Alliance Inc. (Food & Staples Retailing)	146,488	7,982,131
Walt Disney Co. (Media & Entertainment)	87,076	12,452,739
Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	58,236	12,262,172

		467,731,440

Total Common Stocks (Cost $601,818,211)		$889,690,460

	Shares	Value
PREFERRED STOCKS—2.5%
Brazil—1.1%
Itau Unibanco Holding SA—Sponsored ADR, 0.51% (Banks)+	1,153,242	$10,552,164

Spain—1.4%
Grifols SA—ADR, 1.55% (Pharmaceuticals, Biotechnology & Life Sciences)+	582,237	13,251,714

Total Preferred Stocks (Cost $15,817,506)		$23,803,878

SHORT TERM INVESTMENTS—4.9%
Northern Institutional Funds—Prime Obligations Portfolio (Shares), 2.35% (Money Market Funds)	35,494,521	35,501,620
Northern Institutional Funds—Treasury Portfolio (Premier Shares), 2.17% (Money Market Funds)	12,156,601	12,156,601

Total Short Term Investments (Cost $47,657,371)		$47,658,221

Total Investments — 99.8% (Cost $665,293,088)		$961,152,559

Other Assets Less Liabilities—0.2%		1,861,582

Net Assets — 100.0%		$963,014,141

Summary of Abbreviations

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

Industry	Percentage of Net Assets
Banks	10.8%
Capital Goods	9.6
Commercial & Professional Services	2.6
Consumer Durables & Apparel	4.1
Energy	2.7
Food & Staples Retailing	0.8
Food Beverage & Tobacco	1.4
Health Care Equipment & Services	7.1
Household & Personal Products	2.3
Insurance	2.9
Materials	6.1
Media & Entertainment	8.2
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Retailing	9.9
Semiconductors & Semiconductor Equipment	1.3
Software & Services	9.8
Technology Hardware & Equipment	6.5
Money Market Funds	4.9

Total Investments	99.8

Other Assets Less Liabilities	0.2

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS—92.6%
Brazil—1.8%
Ambev SA—ADR (Food Beverage & Tobacco)*	54,933,966	$289,502,001

Canada—3.1%
Alimentation Couche—Tard Inc., Class B (Food & Staples Retailing)	2,942,400	180,360,782
Canadian National Railway Co. (Transportation)	3,280,538	310,371,700

		490,732,482
China—5.9%
Baidu Inc.—Sponsored ADR (Media & Entertainment)*	1,784,484	199,326,863
China Mobile Ltd.—Sponsored ADR (Telecommunication Services)	5,440,261	231,755,119
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	26,483,000	314,109,175
Tencent Holdings Ltd. (Media & Entertainment)†	3,767,800	176,221,443

		921,412,600
Denmark—0.9%
Novozymes A/S, Class B (Materials)†	2,935,403	136,166,054

France—5.3%
Air Liquide SA (Materials)†	1,086,512	149,950,849
Dassault Systemes SE (Software & Services)†	1,573,062	238,134,397
L’Oreal SA (Household & Personal Products)†	1,689,274	451,699,688

		839,784,934
Germany—12.0%
adidas AG (Consumer Durables & Apparel)†	938,097	300,830,712
Allianz SE, Reg S (Insurance)†	2,081,315	485,196,381
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	21,621,719	409,736,583
SAP SE—Sponsored ADR (Software & Services)	3,813,293	469,149,438
Symrise AG (Materials)†	2,343,142	217,063,129

		1,881,976,243
Hong Kong—3.5%
AIA Group Ltd. (Insurance)†	53,552,074	545,872,785

India—2.8%
HDFC Bank Ltd.—ADR (Banks)	1,875,493	215,644,185
ICICI Bank Ltd.—Sponsored ADR (Banks)	18,930,653	231,143,273

		446,787,458
Israel—2.7%
Check Point Software Technologies Ltd. (Software & Services)*	3,725,784	417,101,519

	Shares	Value
COMMON STOCKS—92.6% (continued)
Japan—11.6%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,417,100	$244,013,299
Dentsu Inc. (Media & Entertainment)†	4,512,000	150,342,867
FANUC Corp. (Capital Goods)†	849,200	151,284,437
Keyence Corp. (Technology Hardware & Equipment)†	442,427	252,486,960
Komatsu Ltd. (Capital Goods)†	6,201,900	138,269,451
Kubota Corp. (Capital Goods)†	16,286,500	252,377,587
M3 Inc. (Health Care Equipment & Services)†	14,074,209	285,393,356
Sysmex Corp. (Health Care Equipment & Services)†	2,982,307	215,668,386
Unicharm Corp. (Household & Personal Products)†	4,740,900	134,343,846

		1,824,180,189
Mexico—0.9%
Fomento Economico Mexicano SAB de CV—Sponsored ADR (Food Beverage & Tobacco)	1,622,067	147,121,477

Russia—2.8%
LUKOIL PJSC—Sponsored ADR (Energy)	3,003,310	244,619,600
Yandex NV, Class A (Media & Entertainment)*	4,857,801	190,522,955

		435,142,555
Singapore—2.8%
DBS Group Holdings Ltd. (Banks)†	22,609,483	432,104,852

South Africa—1.5%
Naspers Ltd., Class N (Retailing)†	580,360	141,197,142
Sasol Ltd. (Materials)†	4,096,123	88,733,841

		229,930,983
South Korea—1.3%
Samsung Electronics Co., Ltd.— GDR (Technology Hardware & Equipment)†	217,022	208,964,008

Spain—4.1%
Amadeus IT Group SA (Software & Services)†	2,992,109	234,042,137
Banco Bilbao Vizcaya Argentaria SA (Banks)†	65,035,308	329,496,371
Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	2,496,799	80,757,338

		644,295,846
Sweden—4.6%
Alfa Laval AB (Capital Goods)†	9,436,973	176,396,553

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—92.6% (continued)
Sweden—4.6% (continued)
Atlas Copco AB, Class A (Capital Goods)†	12,488,588	$382,537,583
Epiroc AB, Class A (Capital Goods)†	14,497,795	158,761,569

		717,695,705
Switzerland—11.1%
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	838,687	286,907,281
Nestle SA—Sponsored ADR (Food Beverage & Tobacco)	5,745,493	609,481,898
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,750,181	468,619,045
SGS SA, Reg S (Commercial & Professional Services)†	62,306	153,681,467
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	997,603	230,099,990

		1,748,789,681
Taiwan—3.2%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,837,125	89,595,636
Taiwan Semiconductor Manufacturing Co., Ltd.—Sponsored ADR (Semiconductors & Semiconductor Equipment)	9,857,671	420,232,515

		509,828,151
United Kingdom—7.3%
Diageo plc (Food Beverage & Tobacco)†	7,392,763	308,460,746
HSBC Holdings plc (Banks)†	20,442,109	162,805,039
Rio Tinto plc (Materials)†	2,749,184	156,101,787
Royal Dutch Shell plc, Class B (Energy)†	7,866,711	248,289,655
Unilever plc (Household & Personal Products)†	4,497,964	270,905,209

		1,146,562,436
United States—3.4%
Linde plc (Materials)†	1,588,464	306,295,575
Schlumberger Ltd. (Energy)	5,748,290	229,759,151

		536,054,726

Total Common Stocks (Cost $11,989,093,771)		$14,550,006,685

PREFERRED STOCKS—3.5%
Brazil —1.2%
Itau Unibanco Holding SA—Sponsored ADR, 0.51% (Banks)+	20,339,898	186,110,067

	Shares	Value
PREFERRED STOCKS—3.5% (continued)
Germany—0.5%
FUCHS PETROLUB SE, 2.79% (Materials)+†	1,974,204	$76,229,373

South Korea—1.3%
Samsung Electronics Co., Ltd.—GDR, Reg S, 3.81% (Technology Hardware & Equipment)+†	270,928	212,509,246

Spain—0.5%
Grifols SA—ADR, 1.55% (Pharmaceuticals, Biotechnology & Life Sciences)+	3,327,838	75,741,593

Total Preferred Stocks (Cost $418,764,624)		$550,590,279

SHORT TERM INVESTMENTS—3.8%
Northern Institutional Funds—Prime Obligations Portfolio (Shares), 2.35% (Money Market Funds)	497,315,118	497,414,581
Northern Institutional Funds—Treasury Portfolio (Premier Shares), 2.17% (Money Market Funds)	96,611,408	96,611,408

Total Short Term Investments (Cost $593,952,281)		$594,025,989

Total Investments — 99.9% (Cost $13,001,810,676)		$15,694,622,953

Other Assets Less Liabilities—0.1%		13,307,487

Net Assets — 100.0%		$15,707,930,440

Summary of Abbreviations

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

Industry	Percentage of Net Assets
Banks	9.9%
Capital Goods	8.0
Commercial & Professional Services	1.0
Consumer Durables & Apparel	1.9
Energy	4.6
Food & Staples Retailing	1.1
Food Beverage & Tobacco	8.6
Health Care Equipment & Services	4.6
Household & Personal Products	5.5
Insurance	8.6
Materials	7.2
Media & Entertainment	4.6
Pharmaceuticals, Biotechnology & Life Sciences	7.4
Retailing	0.9
Semiconductors & Semiconductor Equipment	5.8
Software & Services	8.6
Technology Hardware & Equipment	4.3
Telecommunication Services	1.5
Transportation	2.0
Money Market Funds	3.8

Total Investments	99.9

Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS—95.5%
Argentina—2.7%
Globant SA (Software & Services)*	41,295	$4,377,270
Loma Negra Cia Industrial Argentina SA—Sponsored ADR (Materials)*	189,985	2,342,515

		6,719,785
Australia—1.4%
DuluxGroup Ltd. (Materials)†	534,360	3,414,848

Bangladesh—0.4%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	341,683	1,014,473

Canada—1.4%
Kinaxis Inc. (Software & Services)*	55,600	3,497,433

China—2.1%
51job Inc.—ADR (Commercial & Professional Services)*	20,491	1,589,077
Haitian International Holdings Ltd. (Capital Goods)†	1,354,000	2,737,974
Suofeiya Home Collection Co., Ltd., Class A (Consumer Durables & Apparel)†	351,069	938,215

		5,265,266
Egypt—1.4%
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)†	697,875	3,556,986

Finland—1.5%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	170,775	3,847,014

France—5.9%
Alten SA (Software & Services)†	55,996	6,934,139
Chargeurs SA (Consumer Durables & Apparel)†	42,041	778,075
IPSOS (Media & Entertainment)†	39,210	1,076,218
LISI (Capital Goods)†	81,435	2,354,322
Rubis SCA (Utilities)†	63,620	3,566,706

		14,709,460
Germany—11.4%
Bechtle AG (Software & Services)†	61,145	6,812,528
Bertrandt AG (Commercial & Professional Services)†	18,549	1,245,647
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	89,522	9,841,813
FUCHS PETROLUB SE (Materials)†	68,791	2,436,152

	Shares	Value
COMMON STOCKS—95.5% (continued)
Germany—11.4% (continued)
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	37,503	$2,615,272
Pfeiffer Vacuum Technology AG (Capital Goods)†	14,304	1,997,640
Rational AG (Capital Goods)†	871	594,261
STRATEC SE (Health Care Equipment & Services)†	49,375	3,238,602

		28,781,915
Hong Kong—1.6%
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	159,300	1,869,822
Pico Far East Holdings Ltd. (Media & Entertainment)†	7,145,000	2,207,235

		4,077,057
India—2.8%
Bharti Infratel Ltd. (Telecommunication Services)†	243,835	869,562
Emami Ltd. (Household & Personal Products)†	95,830	445,311
Max Financial Services Ltd. (Insurance)*†	716,168	4,339,786
SH Kelkar & Co., Ltd. (Materials)†	876,562	1,478,257

		7,132,916
Indonesia—2.0%
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	50,045,400	2,635,105
Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	7,583,300	2,260,186

		4,895,291
Israel—2.3%
CyberArk Software Ltd. (Software & Services)*	41,874	5,815,461

Italy—3.1%
Danieli & C Officine Meccaniche SpA (RSP) (Capital Goods)†	56,136	631,676
DiaSorin SpA (Health Care Equipment & Services)†	13,901	1,608,106
Reply SpA (Software & Services)†	83,894	5,623,301

		7,863,083
Japan—14.5%
ABC-Mart Inc. (Retailing)†	6,700	423,347
Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	92,400	5,703,872
BML Inc. (Health Care Equipment & Services)†	75,600	2,075,109
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	14,700	2,700,798

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—95.5% (continued)
Japan—14.5% (continued)
FINDEX Inc. (Health Care Equipment & Services)†	86,000	$740,163
Infomart Corp. (Software & Services)†	246,100	3,304,674
MISUMI Group Inc. (Capital Goods)†	45,900	1,033,150
MonotaRO Co., Ltd. (Capital Goods)†	29,800	651,218
Nakanishi Inc. (Health Care Equipment & Services)†	326,800	5,994,642
Nihon M&A Center Inc. (Commercial & Professional Services)†	95,400	2,568,219
Pigeon Corp. (Household & Personal Products)†	23,200	852,841
Rinnai Corp. (Consumer Durables & Apparel)†	10,000	673,663
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	66,300	1,914,715
SMS Co., Ltd. (Commercial & Professional Services)†	191,800	4,252,915
Stanley Electric Co., Ltd. (Automobiles & Components)†	143,900	3,554,377

		36,443,703
Kenya—0.3%
East African Breweries Ltd. (Food Beverage & Tobacco)†	382,500	747,755

Kuwait—0.7%
Mabanee Co. SAK (Real Estate)†	644,267	1,674,352

Malaysia—1.1%
Dialog Group Bhd. (Energy)†	3,436,140	2,869,037

Mexico—1.9%
Grupo Herdez SAB de CV (Food Beverage & Tobacco)	1,211,338	2,535,347
Megacable Holdings SAB de CV (Media & Entertainment)	544,300	2,318,503

		4,853,850
Netherlands—1.1%
ASM International NV (Semiconductors & Semiconductor Equipment)†	25,932	2,111,124
Brunel International NV (Commercial & Professional Services)†	40,712	578,962

		2,690,086
Nigeria—0.5%
Nestle Nigeria plc (Food Beverage & Tobacco)	331,240	1,161,283

	Shares	Value
COMMON STOCKS—95.5% (continued)
Norway—1.7%
Tomra Systems ASA (Commercial & Professional Services)†	141,270	$4,164,175

Peru—0.3%
Alicorp SAA (Food Beverage & Tobacco)	246,221	790,054

Philippines—1.5%
International Container Terminal Services Inc. (Transportation)†	1,092,550	2,903,177
Security Bank Corp. (Banks)†	226,050	810,529

		3,713,706
Romania—0.5%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	153,254	1,200,998

South Africa—1.6%
Clicks Group Ltd. (Food & Staples Retailing)†	59,097	839,925
Discovery Ltd. (Insurance)†	230,683	2,124,481
Tiger Brands Ltd. (Food Beverage & Tobacco)†	71,689	1,106,781

		4,071,187
South Korea—1.4%
Cheil Worldwide Inc. (Media & Entertainment)†	70,876	1,618,808
Hankook Tire & Technology Co., Ltd. (Automobiles & Components)†	49,049	1,273,897
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	9,496	672,776

		3,565,481
Sweden—3.5%
Alfa Laval AB (Capital Goods)†	102,370	1,913,507
Intrum AB (Commercial & Professional Services)†	137,319	3,601,972
Paradox Interactive AB (Media & Entertainment)†	152,308	2,421,341
Thule Group AB (Consumer Durables & Apparel)†	42,728	935,777

		8,872,597
Switzerland—2.9%
Bossard Holding AG, Class A, Reg S (Capital Goods)†	18,803	2,598,535
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	2,240	3,090,117
VAT Group AG (Capital Goods)*†	12,453	1,556,180

		7,244,832

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—95.5% (continued)
Taiwan—2.2%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	80,517	$678,313
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	1,217,700	2,441,691
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	97,909	1,275,792
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	59,000	1,200,739

		5,596,535
Turkey—1.4%
Anadolu Hayat Emeklilik AS (Insurance)†	1,534,810	1,385,670
Ulker Biskuvi Sanayi AS (Food Beverage & Tobacco)†	672,388	2,232,678

		3,618,348
Ukraine—1.0%
Kernel Holding SA (Food Beverage & Tobacco)†	200,612	2,506,402

United Arab Emirates—0.7%
Agthia Group PJSC (Food Beverage & Tobacco)†	1,862,125	1,842,958

United Kingdom—13.9%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	361,456	5,716,300
Bank of Georgia Group plc (Banks)†	112,327	1,920,545
BBA Aviation plc (Transportation)†	724,764	2,806,780
Britvic plc (Food Beverage & Tobacco)†	89,997	998,321
Clarkson plc (Transportation)†	95,809	3,002,094
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	136,557	4,864,164
Diploma plc (Capital Goods)†	173,755	3,212,167
EMIS Group plc (Health Care Equipment & Services)†	201,715	3,008,930
Rathbone Brothers plc (Diversified Financials)†	100,716	2,691,734
Rightmove plc (Media & Entertainment)†	332,343	2,138,120
Senior plc (Capital Goods)†	1,858,360	4,546,274

		34,905,429
United States—1.4%
Core Laboratories NV (Energy)	57,088	2,864,105
Sensata Technologies Holding plc (Capital Goods)*	16,238	770,168

		3,634,273

	Shares	Value
COMMON STOCKS—95.5% (continued)
Vietnam—1.4%
Hoa Phat Group JSC (Materials)*†	3,606,173	$3,484,403

Total Common Stocks (Cost $208,975,880)		$240,242,432

PARTICIPATION NOTES—1.2%
Saudi Arabia—1.2%
Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)^†	66,289	2,947,351

Total Participation Notes (Cost $2,458,175)		$2,947,351

SHORT TERM INVESTMENTS—3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 2.17% (Money Market Funds)	8,350,029	8,350,029

Total Short Term Investments (Cost $8,350,029)		$8,350,029

Total Investments — 100.0% (Cost $219,784,084)		$251,539,812

Other Assets Less Liabilities—0.0%		52,030

Net Assets — 100.0%		$251,591,842

Summary of Abbreviations

ADR	American Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the
Securities Act of 1933. These securities, which represent 1.2%
of net assets as of July 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

Industry	Percentage of Net Assets
Automobiles & Components	1.9%
Banks	1.1
Capital Goods	9.8
Commercial & Professional Services	7.2
Consumer Durables & Apparel	2.1
Diversified Financials	1.1
Energy	2.8
Food & Staples Retailing	1.4
Food Beverage & Tobacco	8.8
Health Care Equipment & Services	11.9
Household & Personal Products	0.5
Insurance	3.1
Materials	5.2
Media & Entertainment	4.7
Pharmaceuticals, Biotechnology & Life Sciences	5.4
Real Estate	0.7
Retailing	1.3
Semiconductors & Semiconductor Equipment	3.0
Software & Services	14.5
Technology Hardware & Equipment	3.0
Telecommunication Services	2.3
Transportation	3.5
Utilities	1.4
Money Market Fund	3.3

Total Investments	100.0

Other Assets Less Liabilities	0.0

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS—89.8%
Brazil—3.9%
Ambev SA—ADR (Food Beverage & Tobacco)*	10,630,850	$56,024,579
B3 SA—Brasil Bolsa Balcao (Diversified Financials)	3,637,200	40,209,485
Localiza Rent a Car SA (Transportation)	2,863,600	33,015,420
Raia Drogasil SA (Food & Staples Retailing)*	906,000	19,706,542
WEG SA (Capital Goods)	9,167,870	57,221,865

		206,177,891
Chile—0.5%
Banco Santander Chile—ADR (Banks)	827,137	23,978,702

China—24.7%
51job Inc.—ADR (Commercial & Professional Services)*	865,191	67,095,562
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	4,268,500	23,140,136
Alibaba Group Holding Ltd.—Sponsored ADR (Retailing)*	1,223,460	211,793,161
Autohome Inc.—ADR (Media & Entertainment)*	509,340	43,293,900
Baidu Inc.—Sponsored ADR (Media & Entertainment)*	253,397	28,304,445
CNOOC Ltd.—Sponsored ADR (Energy)	466,831	77,181,169
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	19,990,000	34,591,772
Ctrip.com International Ltd.—ADR (Retailing)*	780,631	30,428,996
ENN Energy Holdings Ltd. (Utilities)†	10,936,200	113,046,889
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	14,711,070	65,492,179
JD.com Inc.—ADR (Retailing)*	712,083	21,298,402
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	2,252,700	37,864,289
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	9,953,513	77,906,675
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	6,872,500	81,513,247
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	4,151,000	57,026,370
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	16,205,757	19,703,437

	Shares	Value
COMMON STOCKS—89.8% (continued)
China—24.7% (continued)
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	4,712,100	$55,021,400
Tencent Holdings Ltd. (Media & Entertainment)†	5,188,000	242,644,739
Weibo Corp.—Sponsored ADR (Media & Entertainment)*	433,359	16,974,672

		1,304,321,440
Czech Republic—0.9%
Komercni banka AS (Banks)†	1,298,550	50,024,888

Egypt—0.8%
Commercial International Bank Egypt SAE—GDR, Reg S (Banks)†	9,255,938	39,777,807

Hong Kong—7.7%
AIA Group Ltd. (Insurance)†	14,340,015	146,172,190
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	3,271,169	38,396,128
Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	2,178,549	73,574,285
Sands China Ltd. (Consumer Services)†	20,998,538	101,493,302
Techtronic Industries Co., Ltd. (Capital Goods)†	5,981,801	44,787,725

		404,423,630
India—5.6%
Housing Development Finance Corp., Ltd. (Banks)†	4,028,266	124,151,302
Kotak Mahindra Bank Ltd. (Banks)†	3,179,239	70,004,347
Maruti Suzuki India Ltd. (Automobiles & Components)†	516,467	41,009,856
Tata Consultancy Services Ltd. (Software & Services)†	1,851,798	59,223,715

		294,389,220
Indonesia—3.5%
Astra International Tbk PT (Automobiles & Components)†	81,942,800	40,708,794
Bank Central Asia Tbk PT (Banks)†	26,231,733	57,693,313
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	263,422,600	83,946,396

		182,348,503
Italy—1.1%
Tenaris SA—ADR (Energy)	2,406,320	60,109,874

Kenya—1.2%
East African Breweries Ltd. (Food Beverage & Tobacco)†	6,276,365	12,269,767

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—89.8% (continued)
Kenya—1.2% (continued)
Safaricom plc (Telecommunication Services)†	198,480,127	$52,243,440

		64,513,207
Mexico—4.3%
Fomento Economico Mexicano SAB de CV—Sponsored ADR (Food Beverage & Tobacco)	566,485	51,380,190
Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation)	304,433	46,313,392
Grupo Financiero Banorte SAB de CV, Series O (Banks)	12,830,600	64,595,723
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	22,684,700	66,928,077

		229,217,382
Panama—1.0%
Copa Holdings SA, Class A (Transportation)	538,485	54,440,833

Peru—1.2%
Credicorp Ltd. (Banks)	302,397	65,919,522

Russia—8.5%
LUKOIL PJSC—Sponsored ADR (Energy)	1,654,273	134,740,536
Novatek PJSC—Sponsored GDR, Reg S (Energy)†	674,284	140,841,489
Sberbank of Russia PJSC - Sponsored ADR (Banks)†	9,453,717	140,836,708
Yandex NV, Class A (Media & Entertainment)*	900,445	35,315,453

		451,734,186
South Africa—4.0%
Discovery Ltd. (Insurance)†	5,385,234	49,595,464
Naspers Ltd., Class N (Retailing)†	234,688	57,097,793
Sasol Ltd. (Materials)†	1,726,436	37,399,584
Standard Bank Group Ltd. (Banks)†	5,446,960	68,028,483

		212,121,324
South Korea—7.6%
Amorepacific Corp. (Household & Personal Products)†	214,961	25,324,412
Hankook Tire & Technology Co., Ltd. (Automobiles & Components)†	1,709,382	44,395,953
LG Household & Health Care Ltd. (Household & Personal Products)†	93,417	98,930,630
Samsung Electronics Co., Ltd.—GDR (Technology Hardware & Equipment)†	191,321	184,217,282

	Shares	Value
COMMON STOCKS—89.8% (continued)
South Korea—7.6% (continued)
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	688,284	$48,763,804

		401,632,081
Taiwan—7.4%
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,980,031	64,891,732
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,468,031	23,808,296
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	394,000	53,339,089
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	30,354,277	250,953,159

		392,992,276
Thailand—1.6%
Siam Commercial Bank pcl, Reg S (Banks)	18,952,470	84,733,039

United Arab Emirates—0.8%
DP World plc (Transportation)†	2,815,625	43,315,487

United Kingdom—1.7%
Bank of Georgia Group plc (Banks)†	717,938	12,275,163
Coca-Cola HBC AG—CDI (Food Beverage & Tobacco)*†	2,249,012	77,678,754

		89,953,917
United States—1.8%
EPAM Systems Inc. (Software & Services)*	489,995	94,956,131

Total Common Stocks (Cost $3,817,830,168)		$4,751,081,340

PREFERRED STOCKS—5.9%
Brazil—3.9%
Banco Bradesco SA—ADR (Banks)*	10,383,308	93,865,104
Cia Brasileira de Distribuicao—Sponsored ADR (Food & Staples Retailing)*	1,309,241	31,893,111
Itau Unibanco Holding SA—Sponsored ADR, 0.51% (Banks)+	8,781,852	80,353,946

		206,112,161
Colombia—1.2%
Bancolombia SA—Sponsored ADR, 2.61% (Banks)+	1,278,314	63,762,302

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
PREFERRED STOCKS—5.9% (continued)
South Korea—0.8%
Samsung Electronics Co., Ltd.—GDR, Reg S, 3.81% (Technology Hardware & Equipment)+†	54,433	$42,695,904

Total Preferred Stocks (Cost $202,984,597)		$312,570,367

SHORT TERM INVESTMENTS—4.2%
Northern Institutional Funds—Prime Obligations Portfolio (Shares), 2.35% (Money Market Funds)	141,287,722	141,315,980
Northern Institutional Funds—Treasury Portfolio (Premier Shares), 2.17% (Money Market Funds)	80,385,828	80,385,828

Total Short Term Investments (Cost $221,685,828)		$221,701,808

Total Investments — 99.9% (Cost $4,242,500,593)		$5,285,353,515

Other Assets Less Liabilities—0.1%		2,660,349

Net Assets — 100.0%		$5,288,013,864

Summary of Abbreviations

ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.4%
Banks	21.3
Capital Goods	1.9
Commercial & Professional Services	1.3
Consumer Durables & Apparel	4.7
Consumer Services	1.9
Diversified Financials	2.2
Energy	7.8
Food & Staples Retailing	2.2
Food Beverage & Tobacco	4.4
Household & Personal Products	2.4
Insurance	5.2
Materials	0.7
Media & Entertainment	6.9
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Retailing	6.1
Semiconductors & Semiconductor Equipment	5.5
Software & Services	2.9
Technology Hardware & Equipment	8.5
Telecommunication Services	1.0
Transportation	3.3
Utilities	2.1
Money Market Funds	4.2

Total Investments	99.9

Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS—90.2%
Brazil—3.9%
Ambev SA—ADR (Food Beverage & Tobacco)*	8,643,401	$45,550,723
B3 SA—Brasil Bolsa Balcao (Diversified Financials)	2,957,200	32,692,040
Localiza Rent a Car SA (Transportation)	2,328,300	26,843,765
Raia Drogasil SA (Food & Staples Retailing)*	738,600	16,065,399
WEG SA (Capital Goods)	7,453,930	46,524,195

		167,676,122
Chile—0.5%
Banco Santander Chile—ADR (Banks)	672,503	19,495,862

China—24.8%
51job Inc.—ADR (Commercial & Professional Services)*	703,442	54,551,927
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	3,470,500	18,814,066
Alibaba Group Holding Ltd.—Sponsored ADR (Retailing)*	994,733	172,198,230
Autohome Inc.—ADR (Media & Entertainment)*	414,118	35,200,030
Baidu Inc.—Sponsored ADR (Media & Entertainment)*	206,024	23,012,881
CNOOC Ltd.—Sponsored ADR (Energy)	379,557	62,752,159
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	16,252,000	28,123,336
Ctrip.com International Ltd.—ADR (Retailing)*	634,733	24,741,892
ENN Energy Holdings Ltd. (Utilities)†	8,891,700	91,913,007
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	11,960,757	53,248,066
JD.com Inc.—ADR (Retailing)*	578,959	17,316,664
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	1,839,600	30,920,738
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	8,092,838	63,343,073
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	5,588,000	66,278,068
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,375,000	46,365,695
Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	13,175,788	16,019,511

	Shares	Value
COMMON STOCKS—90.2% (continued)
China—24.8% (continued)
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	3,831,200	$44,735,465
Tencent Holdings Ltd. (Media & Entertainment)†	4,218,100	197,282,146
Weibo Corp.—Sponsored ADR (Media & Entertainment)*	352,342	13,801,236

		1,060,618,190
Czech Republic—0.9%
Komercni banka AS (Banks)†	1,055,784	40,672,655

Egypt—0.8%
Commercial International Bank Egypt SAE—GDR, Reg S (Banks)†	7,525,530	32,341,302

Hong Kong—7.7%
AIA Group Ltd. (Insurance)†	11,659,189	118,845,705
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,659,623	31,217,961
Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,771,251	59,818,955
Sands China Ltd. (Consumer Services)†	17,072,544	82,517,596
Techtronic Industries Co., Ltd. (Capital Goods)†	4,863,500	36,414,635

		328,814,852
India—5.6%
Housing Development Finance Corp., Ltd. (Banks)†	3,275,177	100,941,072
Kotak Mahindra Bank Ltd. (Banks)†	2,584,877	56,916,963
Maruti Suzuki India Ltd. (Automobiles & Components)†	419,913	33,343,024
Tata Consultancy Services Ltd. (Software & Services)†	1,505,603	48,151,798

		239,352,857
Indonesia—3.5%
Astra International Tbk PT (Automobiles & Components)†	66,623,500	33,098,238
Bank Central Asia Tbk PT (Banks)†	21,327,710	46,907,547
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	214,175,390	68,252,504

		148,258,289
Italy—1.1%
Tenaris SA—ADR (Energy)	1,956,456	48,872,271

Kenya—1.2%
East African Breweries Ltd. (Food Beverage & Tobacco)†	5,103,050	9,976,034

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—90.2% (continued)
Kenya—1.2% (continued)
Safaricom plc (Telecommunication Services)†	161,374,001	$42,476,459

		52,452,493
Mexico—4.4%
Fomento Economico Mexicano SAB de CV—Sponsored ADR (Food Beverage & Tobacco)	460,580	41,774,606
Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation)	247,519	37,655,065
Grupo Financiero Banorte SAB de CV, Series O (Banks)	10,431,940	52,519,657
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	18,443,800	54,415,887

		186,365,215
Panama—1.0%
Copa Holdings SA, Class A (Transportation)	437,815	44,263,097

Peru—1.2%
Credicorp Ltd. (Banks)	245,863	53,595,675

Russia—8.6%
LUKOIL PJSC—Sponsored ADR (Energy)	1,345,005	109,550,657
Novatek PJSC—Sponsored GDR, Reg S (Energy)†	548,226	114,511,046
Sberbank of Russia PJSC—Sponsored ADR (Banks)†	7,686,334	114,507,127
Yandex NV, Class A (Media & Entertainment)*	732,106	28,713,198

		367,282,028
South Africa—4.0%
Discovery Ltd. (Insurance)†	4,378,458	40,323,532
Naspers Ltd., Class N (Retailing)†	190,813	46,423,341
Sasol Ltd. (Materials)†	1,403,677	30,407,693
Standard Bank Group Ltd. (Banks)†	4,428,645	55,310,486

		172,465,052
South Korea—7.6%
Amorepacific Corp. (Household & Personal Products)†	174,774	20,590,008
Hankook Tire & Technology Co., Ltd. (Automobiles & Components)†	1,389,811	36,096,077
LG Household & Health Care Ltd. (Household & Personal Products)†	75,953	80,435,876
Samsung Electronics Co., Ltd.—GDR (Technology Hardware & Equipment)†	155,528	149,753,270

	Shares	Value
COMMON STOCKS—90.2% (continued)
South Korea—7.6% (continued)
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	559,608	$39,647,318

		326,522,549
Taiwan—7.5%
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,049,216	52,762,852
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	7,698,136	19,357,721
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	320,001	43,321,223
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	24,679,637	204,038,228

		319,480,024
Thailand—1.6%
Siam Commercial Bank pcl, Reg S (Banks)	15,409,300	68,892,172

United Arab Emirates—0.8%
DP World plc (Transportation)†	2,289,240	35,217,596

United Kingdom—1.7%
Bank of Georgia Group plc (Banks)†	583,719	9,980,313
Coca-Cola HBC AG—CDI (Food Beverage & Tobacco)*†	1,828,557	63,156,634

		73,136,947
United States—1.8%
EPAM Systems Inc. (Software & Services)*	398,390	77,203,998

Total Common Stocks (Cost $2,952,412,169)		$3,862,979,246

PREFERRED STOCKS—5.9%
Brazil—3.9%
Banco Bradesco SA—ADR (Banks)*	8,442,136	76,316,909
Cia Brasileira de Distribuicao— Sponsored ADR (Food & Staples Retailing)*	1,064,477	25,930,660
Itau Unibanco Holding SA—Sponsored ADR, 0.51% (Banks)+	7,140,075	65,331,686

		167,579,255
Colombia—1.2%
Bancolombia SA—Sponsored ADR, 2.61% (Banks)+	1,039,331	51,841,830

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
PREFERRED STOCKS—5.9% (continued)
South Korea—0.8%
Samsung Electronics Co., Ltd.—GDR, Reg S, 3.81% (Technology Hardware & Equipment)+†	44,288	$34,738,416

Total Preferred Stocks (Cost $148,723,852)		$254,159,501

SHORT TERM INVESTMENTS—3.8%
Northern Institutional Funds—Prime Obligations Portfolio (Shares), 2.35% (Money Market Funds)	110,994,431	111,016,630
Northern Institutional Funds—Treasury Portfolio (Premier Shares), 2.17% (Money Market Funds)	49,168,996	49,168,996

Total Short Term Investments (Cost $160,173,705)		$160,185,626

Total Investments — 99.9% (Cost $3,261,309,726)		$4,277,324,373

Other Assets Less Liabilities—0.1%		4,692,042

Net Assets — 100.0%		$4,282,016,415

Summary of Abbreviations

ADR	American Depositary Receipt.
CDI	Chess Depositary Interest.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.4%
Banks	21.3
Capital Goods	1.9
Commercial & Professional Services	1.3
Consumer Durables & Apparel	4.7
Consumer Services	1.9
Diversified Financials	2.2
Energy	7.8
Food & Staples Retailing	2.2
Food Beverage & Tobacco	4.5
Household & Personal Products	2.4
Insurance	5.3
Materials	0.7
Media & Entertainment	7.0
Pharmaceuticals, Biotechnology & Life Sciences	1.0
Retailing	6.1
Semiconductors & Semiconductor Equipment	5.5
Software & Services	2.9
Technology Hardware & Equipment	8.5
Telecommunication Services	1.0
Transportation	3.4
Utilities	2.1
Money Market Funds	3.8

Total Investments	99.9

Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS—86.6%
Argentina—9.0%
Banco Macro SA—ADR (Banks)	103,288	$7,155,793
Globant SA (Software & Services)*	118,043	12,512,558
Grupo Financiero Galicia SA—ADR (Banks)	171,398	6,297,163
Loma Negra Cia Industrial Argentina SA—Sponsored ADR (Materials)*	77,257	952,579
Telecom Argentina SA—Sponsored ADR (Telecommunication Services)	105,445	1,782,020

		28,700,113
Bangladesh—2.9%
GrameenPhone Ltd. (Telecommunication Services)†	254,236	999,090
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,751,493	8,169,317

		9,168,407
Colombia—5.1%
Cementos Argos SA—Sponsored ADR (Materials)#†	63,279	741,579
Ecopetrol SA—Sponsored ADR (Energy)	768,517	13,779,510
Grupo Nutresa SA (Food Beverage & Tobacco)	216,326	1,656,271

		16,177,360
Croatia—0.5%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	9,866	1,687,360

Egypt—4.7%
Commercial International Bank Egypt SAE—GDR, Reg S (Banks)†	1,904,453	8,184,472
Edita Food Industries SAE (Food Beverage & Tobacco)†	1,877,936	2,155,408
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)†	934,854	4,764,840

		15,104,720
Estonia—0.6%
Tallink Grupp AS (Transportation)†	1,760,581	1,860,501

Kazakhstan—1.3%
Halyk Savings Bank of Kazakhstan JSC—GDR, Reg S (Banks)†	285,098	4,025,534

Kenya—4.5%
East African Breweries Ltd. (Food Beverage & Tobacco)†	648,500	1,267,763

	Shares	Value
COMMON STOCKS—86.6% (continued)
Kenya—4.5% (continued)
Safaricom plc (Telecommunication Services)†	49,567,850	$13,047,125

		14,314,888
Kuwait—8.1%
Mabanee Co. SAK (Real Estate)†	4,078,846	10,600,302
National Bank of Kuwait SAKP (Banks)†	4,638,832	15,215,636

		25,815,938
Morocco—2.2%
Maroc Telecom (Telecommunication Services)†	268,617	4,026,938
Societe d’Exploitation des Ports (Transportation)†	152,271	2,949,409

		6,976,347
Nigeria—4.9%
Dangote Cement plc (Materials)†	4,863,902	2,282,627
Guaranty Trust Bank plc (Banks)	66,835,301	5,239,814
Lafarge Africa plc (Materials)*†	743,285	29,769
Nestle Nigeria plc (Food Beverage & Tobacco)	854,778	2,996,737
Nigerian Breweries plc (Food Beverage & Tobacco)†	1,270,573	175,367
Zenith Bank plc (Banks)†	97,604,876	4,930,922

		15,655,236
Pakistan—1.0%
Engro Corp., Ltd. (Materials)†	408,191	656,168
MCB Bank Ltd. (Banks)†	465,400	510,245
Oil & Gas Development Co., Ltd. (Energy)†	818,100	649,315
Pakistan Petroleum Ltd. (Energy)†	1,717,071	1,433,833

		3,249,561
Peru—9.1%
Alicorp SAA (Food Beverage & Tobacco)	3,171,116	10,175,217
Cementos Pacasmayo SAA, Class C (Materials)	1,742,960	3,165,661
Credicorp Ltd. (Banks)	53,211	11,599,466
Ferreycorp SAA (Capital Goods)	6,345,712	4,149,156

		29,089,500
Philippines—16.6%
Bank of the Philippine Islands (Banks)†	3,151,964	5,552,818
BDO Unibank Inc. (Banks)†	2,072,368	5,975,223
International Container Terminal Services Inc. (Transportation)†	1,929,740	5,127,798
Jollibee Foods Corp. (Consumer Services)†	639,310	3,247,990

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—86.6% (continued)
Philippines—16.6% (continued)
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	5,576,360	$8,674,125
Security Bank Corp. (Banks)†	1,853,140	6,644,652
SM Prime Holdings Inc. (Real Estate)†	17,974,400	12,874,705
Universal Robina Corp. (Food Beverage & Tobacco)†	1,557,880	4,910,354

		53,007,665
Romania—2.6%
Banca Transilvania SA (Banks)†	8,367,115	5,062,192
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	399,633	3,131,783

		8,193,975
Slovenia—0.7%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	31,524	2,103,987

Sri Lanka—0.3%
Commercial Bank of Ceylon plc (Banks)†	477,863	297,396
John Keells Holdings plc (Capital Goods)†	897,375	768,385

		1,065,781
Thailand—0.8%
Home Product Center pcl, Reg S (Retailing)	4,504,794	2,519,345

Ukraine—1.0%
Kernel Holding SA (Food Beverage & Tobacco)†	146,777	1,833,799
MHP SE—GDR (Food Beverage & Tobacco)†	149,165	1,490,224

		3,324,023
United Arab Emirates—2.2%
Agthia Group PJSC (Food Beverage & Tobacco)†	3,632,761	3,595,368
Emaar Properties PJSC (Real Estate)†	2,290,723	3,444,376

		7,039,744
United Kingdom—0.3%
Bank of Georgia Group plc (Banks)†	66,788	1,141,928

Vietnam—8.2%
Hoa Phat Group JSC (Materials)*†	10,686,159	10,325,319
Masan Group Corp. (Food Beverage & Tobacco)*†	760,350	2,617,532
Sai Gon Cargo Service Corp. (Transportation)†	223,420	1,495,067
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	311,500	3,740,965

	Shares	Value
COMMON STOCKS—86.6% (continued)
Vietnam—8.2% (continued)
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,521,390	$8,062,608

		26,241,491

Total Common Stocks (Cost $219,542,555)		$276,463,404

PREFERRED STOCKS—2.6%
Colombia—2.6%
Bancolombia SA—Sponsored ADR, 2.61% (Banks)+	170,305	8,494,813

Total Preferred Stocks (Cost $5,590,914)		$8,494,813

PARTICIPATION NOTES—9.8%
Saudi Arabia—9.8%
Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	699,084	12,803,962
Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/11/28 (Consumer Services)^†	132,252	1,894,062
Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)^†	302,241	13,438,280
National Commercial Bank, Issued by HSBC BANK PLC, Maturity Date 11/9/20 (Banks)^†	218,627	3,195,631

		31,331,935

Total Participation Notes (Cost $21,865,065)		$31,331,935

SHORT TERM INVESTMENTS—1.5%
Northern Institutional Funds—Treasury Portfolio (Premier Shares), 2.17% (Money Market Funds)	4,806,790	4,806,790

Total Short Term Investments (Cost $4,806,790)		$4,806,790

Total Investments—100.5% (Cost $251,805,324)		$321,096,942

Liabilities Less Other Assets—(0.5)%		(1,717,931)

Net Assets—100.0%		$319,379,011

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.8% of net assets as of July 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Banks	35.2%
Capital Goods	1.6
Consumer Services	1.6
Energy	5.9
Food & Staples Retailing	2.7
Food Beverage & Tobacco	14.0
Health Care Equipment & Services	1.5
Materials	5.7
Pharmaceuticals, Biotechnology & Life Sciences	3.2
Real Estate	8.4
Retailing	5.0
Software & Services	3.9
Technology Hardware & Equipment	0.5
Telecommunication Services	6.2
Transportation	3.6
Money Market Fund	1.5

Total Investments	100.5

Liabilities Less Other Assets	(0.5)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS—97.9%
Argentina—0.5%
Banco Macro SA—ADR (Banks)	297	$20,576
Loma Negra Cia Industrial Argentina SA—Sponsored ADR (Materials)*	936	11,541

		32,117
Australia—1.4%
BHP Group Ltd. (Materials)†	1,977	54,610
Cochlear Ltd. (Health Care Equipment & Services)†	83	12,408
DuluxGroup Ltd. (Materials)†	4,340	27,735

		94,753
Belgium—0.7%
Anheuser—Busch InBev SA, NV (Food Beverage & Tobacco)†	463	46,829

Brazil—0.5%
Ambev SA—ADR (Food Beverage & Tobacco)*	2,877	15,162
Ultrapar Participacoes SA—Sponsored ADR (Energy)	1,872	9,753
WEG SA (Capital Goods)	1,900	11,859

		36,774
Canada—2.0%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	800	49,189
Canadian National Railway Co. (Transportation)	600	56,766
Cenovus Energy Inc. (Energy)	1,500	13,945
Encana Corp. (Energy)	3,462	15,822

		135,722
China—4.1%
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	1,670	9,053
Alibaba Group Holding Ltd.—Sponsored ADR (Retailing)*	55	9,521
Autohome Inc.—ADR (Media & Entertainment)*	92	7,820
China Tower Corp., Ltd., Class H (Telecommunication Services)†	38,000	9,843
CNOOC Ltd.—Sponsored ADR (Energy)	119	19,674
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	8,000	13,844
Ctrip.com International Ltd.—ADR (Retailing)*	270	10,525
ENN Energy Holdings Ltd. (Utilities)†	2,000	20,674
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	2,600	8,469

	Shares	Value
COMMON STOCKS—97.9% (continued)
China—4.1% (continued)
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	1,700	$13,422
Haitian International Holdings Ltd. (Capital Goods)†	4,000	8,089
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	2,700	12,020
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	9,857
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	600	10,085
NetEase Inc.—ADR (Media & Entertainment)	41	9,464
New Oriental Education & Technology Group Inc.—Sponsored ADR (Consumer Services)*	110	11,474
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	1,100	13,949
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	2,900	10,412
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	13,738
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	2,900	10,945
Tencent Holdings Ltd. (Media & Entertainment)†	200	9,354
Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	6,000	8,963
Weibo Corp.—Sponsored ADR (Media & Entertainment)*	235	9,205
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	980	9,171
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,000	10,731

		280,302
Colombia—0.4%
Ecopetrol SA—Sponsored ADR (Energy)	800	14,344
Grupo Nutresa SA (Food Beverage & Tobacco)	1,370	10,489

		24,833

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—97.9% (continued)
Denmark—0.9%
Chr Hansen Holding A/S (Materials)†	150	$13,068
Coloplast A/S, Class B (Health Care Equipment & Services)†	318	37,037
Novozymes A/S, Class B (Materials)†	290	13,452

		63,557
Egypt—0.5%
Commercial International Bank Egypt SAE—GDR, Reg S (Banks)†	7,736	33,246

France—2.2%
Air Liquide SA (Materials)†	300	41,403
Dassault Systemes SE (Software & Services)†	130	19,680
EssilorLuxottica SA (Consumer Durables & Apparel)†	320	43,073
Rubis SCA (Utilities)†	241	13,511
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	109	17,371
Schneider Electric SE (Capital Goods)†	159	13,689

		148,727
Germany—3.4%
adidas AG (Consumer Durables & Apparel)†	60	19,241
Allianz SE, Reg S (Insurance)†	230	53,618
Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	196	12,730
Bayerische Motoren Werke AG (Automobiles & Components)†	350	25,802
FUCHS PETROLUB SE (Materials)†	375	13,280
Henkel AG & Co. KGaA (Household & Personal Products)†	549	51,619
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,190	22,551
SAP SE—Sponsored ADR (Software & Services)	110	13,533
Symrise AG (Materials)†	160	14,822

		227,196
Hong Kong—1.3%
AIA Group Ltd. (Insurance)†	1,600	16,309
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,000	11,738

	Shares	Value
COMMON STOCKS—97.9% (continued)
Hong Kong—1.3% (continued)
Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	400	$13,509
Sands China Ltd. (Consumer Services)†	6,400	30,934
Techtronic Industries Co., Ltd. (Capital Goods)†	2,500	18,718

		91,208
India—2.4%
Asian Paints Ltd. (Materials)†	460	10,125
Bharti Infratel Ltd. (Telecommunication Services)†	4,020	14,336
Emami Ltd. (Household & Personal Products)†	2,197	10,209
ICICI Bank Ltd.—Sponsored ADR (Banks)	1,034	12,625
ITC Ltd. (Food Beverage & Tobacco)†	3,613	14,148
Kotak Mahindra Bank Ltd. (Banks)†	590	12,991
Max Financial Services Ltd. (Insurance)*†	1,630	9,877
Pidilite Industries Ltd. (Materials)†	1,120	20,187
Tata Consultancy Services Ltd. (Software & Services)†	1,735	55,488

		159,986
Indonesia—0.8%
Astra International Tbk PT (Automobiles & Components)†	16,000	7,949
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	34,200	10,899
Unilever Indonesia Tbk PT (Household & Personal Products)†	11,200	34,801

		53,649
Israel—0.7%
Check Point Software Technologies Ltd. (Software & Services)*	450	50,377

Italy—0.3%
Tenaris SA—ADR (Energy)	720	17,986

Japan—9.2%
ABC—Mart Inc. (Retailing)†	700	44,230
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	300	21,423
Daito Trust Construction Co., Ltd. (Real Estate)†	100	12,933
Dentsu Inc. (Media & Entertainment)†	500	16,660

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—97.9% (continued)
Japan—9.2% (continued)
FANUC Corp. (Capital Goods)†	100	$17,815
Fast Retailing Co., Ltd. (Retailing)†	30	17,967
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	48,648
Infomart Corp. (Software & Services)†	1,200	16,114
JGC Corp. (Capital Goods)†	1,600	20,779
Kakaku.com Inc. (Media & Entertainment)†	600	12,473
Keyence Corp. (Technology Hardware & Equipment)†	23	13,126
Komatsu Ltd. (Capital Goods)†	900	20,065
Kubota Corp. (Capital Goods)†	1,600	24,794
M3 Inc. (Health Care Equipment & Services)†	800	16,222
Makita Corp. (Capital Goods)†	1,200	39,372
MISUMI Group Inc. (Capital Goods)†	700	15,756
Nidec Corp. (Capital Goods)†	100	13,415
Nitori Holdings Co., Ltd. (Retailing)†	100	13,492
Nomura Research Institute Ltd. (Software & Services)†	990	17,496
Pigeon Corp. (Household & Personal Products)†	400	14,704
Rinnai Corp. (Consumer Durables & Apparel)†	540	36,378
Shimano Inc. (Consumer Durables & Apparel)†	400	56,460
SMC Corp. (Capital Goods)†	40	14,536
Stanley Electric Co., Ltd. (Automobiles & Components)†	500	12,350
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	500	24,090
Sysmex Corp. (Health Care Equipment & Services)†	300	21,695
Unicharm Corp. (Household & Personal Products)†	1,000	28,337
ZOZO Inc. (Retailing)†	700	13,234

		624,564
Malaysia—0.5%
Dialog Group Bhd. (Energy)†	40,300	33,649

Mexico—1.4%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand— ADR (Banks)	1,000	7,100
Coca-Cola Femsa SAB de CV—Sponsored ADR (Food Beverage & Tobacco)	110	6,747

	Shares	Value
COMMON STOCKS—97.9% (continued)
Mexico—1.4% (continued)
Fomento Economico Mexicano SAB de CV—Sponsored ADR (Food Beverage & Tobacco)	90	$8,163
Grupo Bimbo SAB de CV, Series A (Food Beverage & Tobacco)	4,200	8,000
Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,400	7,048
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	18,700	55,172

		92,230
Netherlands—0.5%
Adyen NV (Software & Services)*†	18	13,587
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	20,053

		33,640
Pakistan—0.8%
Engro Corp., Ltd. (Materials)†	7,680	12,346
MCB Bank Ltd. (Banks)†	10,800	11,841
Oil & Gas Development Co., Ltd. (Energy)†	13,400	10,635
Pakistan Petroleum Ltd. (Energy)†	11,325	9,457
United Bank Ltd. (Banks)†	12,900	11,773

		56,052
Peru—0.6%
Alicorp SAA (Food Beverage & Tobacco)	9,290	29,809
Credicorp Ltd. (Banks)	50	10,899

		40,708
Philippines—1.1%
Bank of the Philippine Islands (Banks)†	16,850	29,685
BDO Unibank Inc. (Banks)†	3,320	9,573
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	16,348
Security Bank Corp. (Banks)†	3,360	12,048
SM Prime Holdings Inc. (Real Estate)†	12,800	9,168

		76,822
Qatar—0.9%
Qatar National Bank QPSC (Banks)†	10,949	58,611

Russia—0.6%
LUKOIL PJSC—Sponsored ADR (Energy)	130	10,589
Novatek PJSC—Sponsored GDR, Reg S (Energy)†	50	10,444
Sberbank of Russia PJSC—Sponsored ADR (Banks)†	620	9,236

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—97.9% (continued)
Russia—0.6% (continued)
Yandex NV, Class A (Media & Entertainment)*	274	$10,746

		41,015
Singapore—1.0%
DBS Group Holdings Ltd. (Banks)†	2,400	45,868
Oversea-Chinese Banking Corp. Ltd. (Banks)†	2,635	21,974

		67,842
South Africa—0.6%
Clicks Group Ltd. (Food & Staples Retailing)†	851	12,095
Discovery Ltd. (Insurance)†	850	7,828
Standard Bank Group Ltd. (Banks)†	640	7,993
Tiger Brands Ltd. (Food Beverage & Tobacco)†	670	10,344

		38,260
South Korea—0.7%
Hankook Tire & Technology Co., Ltd. (Automobiles & Components)†	447	11,610
LG Household & Health Care Ltd. (Household & Personal Products)†	9	9,531
NAVER Corp. (Media & Entertainment)†	125	14,549
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	184	13,036

		48,726
Spain—1.6%
Amadeus IT Group SA (Software & Services)†	450	35,199
Banco Bilbao Vizcaya Argentaria SA (Banks)†	3,607	18,275
Banco Santander SA (Banks)†	5,049	21,492
Bankinter SA (Banks)†	4,810	31,128

		106,094
Sweden—1.5%
Alfa Laval AB (Capital Goods)†	520	9,720
Atlas Copco AB, Class A (Capital Goods)†	544	16,663
Epiroc AB, Class A (Capital Goods)†	1,467	16,065
Hexagon AB, Class B (Technology Hardware & Equipment)†	270	13,098
Skandinaviska Enskilda Banken AB, Class A (Banks)†	5,250	49,384

		104,930

	Shares	Value
COMMON STOCKS—97.9% (continued)
Switzerland—3.9%
Alcon Inc. (Health Care Equipment & Services)*	368	$21,620
Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	140	11,949
Kuehne + Nagel International AG, Reg S (Transportation)†	285	41,946
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	60	20,526
Nestle SA—Sponsored ADR (Food Beverage & Tobacco)	540	57,283
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	225	60,245
SGS SA, Reg S (Commercial & Professional Services)†	8	19,733
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	65	14,992
Temenos AG, Reg S (Software & Services)*†	98	17,213

		265,507
Taiwan—1.4%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,000	33,698
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	714	9,304
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,000	10,058
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	70	9,476
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	33,070

		95,606
Thailand—0.1%
Siam Commercial Bank pcl, Reg S (Banks)	1,800	8,047

Turkey—0.2%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	1,226	10,275

United Arab Emirates—0.4%
DP World plc (Transportation)†	745	11,461
Emaar Properties PJSC (Real Estate)†	9,900	14,886

		26,347

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—97.9% (continued)
United Kingdom—7.0%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	970	$15,340
Bank of Georgia Group plc (Banks)†	637	10,891
BBA Aviation plc (Transportation)†	5,148	19,937
Compass Group plc (Consumer Services)†	2,255	56,841
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	780	27,784
Diageo plc (Food Beverage & Tobacco)†	817	34,089
Diploma plc (Capital Goods)†	1,486	27,471
HSBC Holdings plc—Sponsored ADR (Banks)	920	36,947
Rathbone Brothers plc (Diversified Financials)†	762	20,365
Reckitt Benckiser Group plc (Household & Personal Products)†	567	43,962
Rightmove plc (Media & Entertainment)†	2,000	12,867
Rio Tinto plc (Materials)†	225	12,776
Rotork plc (Capital Goods)†	3,615	13,456
Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	790	50,141
Spirax-Sarco Engineering plc (Capital Goods)†	154	16,807
St. James’s Place plc (Diversified Financials)†	750	8,901
Standard Chartered plc (Banks)†	1,190	9,760
Unilever plc (Household & Personal Products)†	898	54,085

		472,420
United States—41.8%
Abbott Laboratories (Health Care Equipment & Services)	184	16,026
Accenture plc, Class A (Software & Services)	380	73,180
Adobe Inc. (Software & Services)*	90	26,897
Air Products & Chemicals Inc. (Materials)	320	73,046
Allegion plc (Capital Goods)	721	74,652
Alphabet Inc., Class A (Media & Entertainment)*	45	54,819
Amazon.com Inc. (Retailing)*	20	37,336
Amphenol Corp., Class A (Technology Hardware & Equipment)	700	65,324
ANSYS Inc. (Software & Services)*	78	15,843

	Shares	Value
COMMON STOCKS—97.9% (continued)
United States—41.8% (continued)
Apple Inc. (Technology Hardware & Equipment)	65	$13,848
Automatic Data Processing Inc. (Software & Services)	418	69,605
Booking Holdings Inc. (Retailing)*	7	13,206
BorgWarner Inc. (Automobiles & Components)	407	15,385
Cisco Systems Inc. (Technology Hardware & Equipment)	845	46,813
Cognizant Technology Solutions Corp., Class A (Software & Services)	686	44,686
Colgate-Palmolive Co. (Household & Personal Products)	950	68,153
Danaher Corp. (Health Care Equipment & Services)	327	45,944
Deere & Co. (Capital Goods)	200	33,130
eBay Inc. (Retailing)	1,070	44,073
Ecolab Inc. (Materials)	400	80,692
Elanco Animal Health Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	2,022	66,645
Emerson Electric Co. (Capital Goods)	185	12,003
EnerSys (Capital Goods)	200	13,622
EPAM Systems Inc. (Software & Services)*	77	14,922
Facebook Inc., Class A (Media & Entertainment)*	270	52,442
First Republic Bank (Banks)	660	65,578
Fiserv Inc. (Software & Services)*	790	83,290
Gartner Inc. (Software & Services)*	450	62,699
Guidewire Software Inc. (Software & Services)*	152	15,516
Healthcare Services Group Inc. (Commercial & Professional Services)	622	14,872
HEICO Corp. (Capital Goods)	212	28,991
Helmerich & Payne Inc. (Energy)	327	16,245
IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	19,744
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	17,963
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	100	15,917
Jack Henry & Associates Inc. (Software & Services)	241	33,668

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—97.9% (continued)
United States—41.8% (continued)
JPMorgan Chase & Co. (Banks)	641	$74,356
Kansas City Southern (Transportation)	302	37,370
Linde plc (Materials)†	169	32,587
Mastercard Inc., Class A (Software & Services)	141	38,390
McDonald’s Corp. (Consumer Services)	390	82,181
Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	880	73,031
Microsoft Corp. (Software & Services)	400	54,508
NIKE Inc., Class B (Consumer Durables & Apparel)	156	13,421
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	107	18,053
PayPal Holdings Inc. (Software & Services)*	240	26,496
Procter & Gamble Co. (Household & Personal Products)	606	71,532
Prudential Financial Inc. (Insurance)	460	46,603
Reinsurance Group of America Inc. (Insurance)	380	59,250
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	146	13,781
ResMed Inc. (Health Care Equipment & Services)	278	35,779
Rollins Inc. (Commercial & Professional Services)	600	20,118
Roper Technologies Inc. (Capital Goods)	208	75,639
salesforce.com Inc. (Software & Services)*	130	20,085
Schlumberger Ltd. (Energy)	280	11,192
Sensata Technologies Holding plc (Capital Goods)*	328	15,557
Signature Bank (Banks)	473	60,289
Synopsys Inc. (Software & Services)*	511	67,840
Teradyne Inc. (Semiconductors & Semiconductor Equipment)	288	16,050
Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	110	13,751
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	60	16,661
Tiffany & Co. (Retailing)	608	57,103

	Shares	Value
COMMON STOCKS—97.9% (continued)
United States—41.8% (continued)
UnitedHealth Group Inc. (Health Care Equipment & Services)	230	$57,272
Verisk Analytics Inc. (Commercial & Professional Services)	249	37,778
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	69	11,497
Walgreens Boots Alliance Inc. (Food & Staples Retailing)	941	51,275
Walt Disney Co. (Media & Entertainment)	471	67,358
Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	149	31,373
Workday Inc., Class A (Software & Services)*	140	27,997
Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	380	43,658

		2,826,606

Total Common Stocks (Cost $5,686,326)		$6,625,213

PREFERRED STOCKS—0.6%
Brazil—0.3%
Banco Bradesco SA—ADR (Banks)*	1,262	11,409
Itau Unibanco Holding SA—Sponsored ADR, 0.51% (Banks)+	1,095	10,019

		21,428
Colombia—0.1%
Bancolombia SA—Sponsored ADR, 2.61% (Banks)+	187	9,328

South Korea—0.2%
Samsung Electronics Co., Ltd.—GDR, Reg S, 3.81% (Technology Hardware & Equipment)+†	17	13,334

Total Preferred Stocks (Cost $37,571)		$44,090

SHORT TERM INVESTMENTS—1.8%
Northern Institutional Funds—Treasury Portfolio (Premier Shares), 2.17% (Money Market Funds)	118,994	118,994

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
SHORT TERM INVESTMENTS—1.8% (continued)
Total Short Term Investments (Cost $118,994)		$118,994

Total Investments—100.3% (Cost $5,842,891)		$6,788,297

Liabilities Less Other Assets—(0.3)%		(21,929)

Net Assets — 100.0%		$6,766,368

Summary of Abbreviations

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	1.2%
Banks	11.1
Capital Goods	8.6
Commercial & Professional Services	1.4
Consumer Durables & Apparel	3.4
Consumer Services	2.8
Diversified Financials	0.6
Energy	3.6
Food & Staples Retailing	3.2
Food Beverage & Tobacco	4.0
Health Care Equipment & Services	4.4
Household & Personal Products	5.7
Insurance	3.1
Materials	6.4
Media & Entertainment	4.8
Pharmaceuticals, Biotechnology & Life Sciences	7.4
Real Estate	0.5
Retailing	3.9
Semiconductors & Semiconductor Equipment	2.0
Software & Services	13.5
Technology Hardware & Equipment	3.5
Telecommunication Services	0.4
Transportation	2.5
Utilities	0.5
Money Market Fund	1.8

Total Investments	100.3

Liabilities Less Other Assets	(0.3)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS—96.4%
Argentina—0.7%
Banco Macro SA—ADR (Banks)	663	$45,933
Loma Negra Cia Industrial Argentina SA—Sponsored ADR (Materials)*	2,910	35,880

		81,813
Australia—2.1%
BHP Group Ltd. (Materials)†	4,427	122,286
Cochlear Ltd. (Health Care Equipment & Services)†	455	68,022
DuluxGroup Ltd. (Materials)†	10,386	66,372

		256,680
Belgium—1.1%
Anheuser-Busch InBev SA, NV (Food Beverage & Tobacco)†	1,322	133,711

Brazil—0.9%
Ambev SA—ADR (Food Beverage & Tobacco)*	6,357	33,501
Ultrapar Participacoes SA—Sponsored ADR (Energy)	5,930	30,895
WEG SA (Capital Goods)	6,100	38,074

		102,470
Canada—2.5%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	1,900	116,825
Canadian National Railway Co. (Transportation)	1,371	129,710
Cenovus Energy Inc. (Energy)	3,700	34,398
Encana Corp. (Energy)	5,202	23,773

		304,706
China—6.8%
AAC Technologies Holdings Inc.
(Technology Hardware & Equipment)†	5,000	27,106
Alibaba Group Holding Ltd.—Sponsored ADR (Retailing)*	160	27,698
Autohome Inc.—ADR (Media & Entertainment)*	275	23,375
China Tower Corp., Ltd., Class H (Telecommunication Services)†	114,000	29,529
CNOOC Ltd.—Sponsored ADR (Energy)	247	40,837
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	22,000	38,070
Ctrip.com International Ltd.—ADR (Retailing)*	833	32,470
ENN Energy Holdings Ltd. (Utilities)†	4,000	41,348
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	8,500	27,686

	Shares	Value
COMMON STOCKS—96.4% (continued)
China—6.8% (continued)
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	3,400	$26,844
Haitian International Holdings Ltd. (Capital Goods)†	15,400	31,141
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	8,300	36,951
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	6,800	30,468
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	1,800	30,255
NetEase Inc.—ADR (Media & Entertainment)	122	28,160
New Oriental Education & Technology Group Inc.—Sponsored ADR (Consumer Services)*	435	45,375
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	3,100	39,312
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	8,800	31,596
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,770	51,792
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	8,100	30,570
Tencent Holdings Ltd. (Media & Entertainment)†	600	28,062
Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	25,150	37,570
Weibo Corp.—Sponsored ADR (Media & Entertainment)*	732	28,672
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,080	28,824
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	3,000	32,192

		825,903
Colombia—0.8%
Ecopetrol SA—Sponsored ADR (Energy)	2,575	46,170
Grupo Nutresa SA (Food Beverage & Tobacco)	7,266	55,631

		101,801

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—96.4% (continued)
Denmark—2.2%
Chr Hansen Holding A/S (Materials)†	667	$58,108
Coloplast A/S, Class B (Health Care Equipment & Services)†	770	89,680
Novozymes A/S, Class B (Materials)†	2,434	112,907

		260,695
Egypt—0.5%
Commercial International Bank Egypt SAE—GDR, Reg S (Banks)†	14,745	63,367

France—4.2%
Air Liquide SA (Materials)†	804	110,961
Dassault Systemes SE (Software & Services)†	197	29,822
EssilorLuxottica SA (Consumer Durables & Apparel)†	862	116,028
Rubis SCA (Utilities)†	2,205	123,618
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	583	92,908
Schneider Electric SE (Capital Goods)†	396	34,095

		507,432
Germany—6.7%
adidas AG (Consumer Durables & Apparel)†	369	118,331
Allianz SE, Reg S (Insurance)†	561	130,780
Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	457	29,683
Bayerische Motoren Werke AG (Automobiles & Components)†	1,251	92,223
FUCHS PETROLUB SE (Materials)†	2,539	89,916
Henkel AG & Co. KGaA (Household & Personal Products)†	1,229	115,556
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,150	21,793
SAP SE—Sponsored ADR (Software & Services)	889	109,373
Symrise AG (Materials)†	1,113	103,106

		810,761
Hong Kong—3.3%
AIA Group Ltd. (Insurance)†	11,800	120,281
ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	7,200	84,512

	Shares	Value
COMMON STOCKS—96.4% (continued)
Hong Kong—3.3% (continued)
Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	2,000	$67,544
Sands China Ltd. (Consumer Services)†	5,200	25,134
Techtronic Industries Co., Ltd. (Capital Goods)†	13,000	97,335

		394,806
India—3.5%
Asian Paints Ltd. (Materials)†	1,380	30,373
Bharti Infratel Ltd. (Telecommunication Services)†	16,093	57,391
Emami Ltd. (Household & Personal Products)†	4,758	22,110
ICICI Bank Ltd.—Sponsored ADR (Banks)	3,265	39,866
ITC Ltd. (Food Beverage & Tobacco)†	6,040	23,651
Kotak Mahindra Bank Ltd. (Banks)†	1,770	38,974
Max Financial Services Ltd. (Insurance)*†	7,870	47,690
Pidilite Industries Ltd. (Materials)†	2,100	37,850
Tata Consultancy Services Ltd. (Software & Services)†	3,914	125,177

		423,082
Indonesia—0.9%
Astra International Tbk PT (Automobiles & Components)†	79,500	39,496
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	101,900	32,473
Unilever Indonesia Tbk PT (Household & Personal Products)†	13,500	41,948

		113,917
Israel—0.9%
Check Point Software Technologies Ltd. (Software & Services)*	1,004	112,398

Italy—0.4%
Tenaris SA—ADR (Energy)	1,856	46,363

Japan—17.5%
ABC-Mart Inc. (Retailing)†	1,840	116,263
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,100	78,550
Daito Trust Construction Co., Ltd. (Real Estate)†	800	103,463
Dentsu Inc. (Media & Entertainment)†	3,620	120,621

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—96.4% (continued)
Japan—17.5% (continued)
FANUC Corp. (Capital Goods)†	300	$53,445
Fast Retailing Co., Ltd. (Retailing)†	70	41,923
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	6,790	106,556
Infomart Corp. (Software & Services)†	2,600	34,913
JGC Corp. (Capital Goods)†	3,500	45,454
Kakaku.com Inc. (Media & Entertainment)†	4,000	83,152
Keyence Corp. (Technology Hardware & Equipment)†	50	28,534
Komatsu Ltd. (Capital Goods)†	1,240	27,645
Kubota Corp. (Capital Goods)†	6,300	97,626
M3 Inc. (Health Care Equipment & Services)†	1,800	36,500
Makita Corp. (Capital Goods)†	2,600	85,305
MISUMI Group Inc. (Capital Goods)†	2,200	49,519
Nidec Corp. (Capital Goods)†	200	26,830
Nitori Holdings Co., Ltd. (Retailing)†	1,000	134,922
Nomura Research Institute Ltd. (Software & Services)†	7,506	132,654
Pigeon Corp. (Household & Personal Products)†	1,700	62,493
Rinnai Corp. (Consumer Durables & Apparel)†	1,300	87,576
Shimano Inc. (Consumer Durables & Apparel)†	800	112,919
SMC Corp. (Capital Goods)†	160	58,143
Stanley Electric Co., Ltd. (Automobiles & Components)†	3,915	96,702
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	1,055	50,829
Sysmex Corp. (Health Care Equipment & Services)†	1,500	108,474
Unicharm Corp. (Household & Personal Products)†	3,700	104,848
ZOZO Inc. (Retailing)†	1,500	28,358

		2,114,217
Malaysia—0.6%
Dialog Group Bhd. (Energy)†	87,300	72,892

Mexico—1.6%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand— ADR (Banks)	5,002	35,514
Coca-Cola Femsa SAB de CV—Sponsored ADR (Food Beverage & Tobacco)	502	30,793

	Shares	Value
COMMON STOCKS—96.4% (continued)
Mexico—1.6% (continued)
Fomento Economico Mexicano SAB de CV—Sponsored ADR (Food Beverage & Tobacco)	280	$25,396
Grupo Bimbo SAB de CV, Series A (Food Beverage & Tobacco)	13,500	25,713
Grupo Financiero Banorte SAB de CV, Series O (Banks)	5,800	29,200
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	14,400	42,485

		189,101
Netherlands—1.2%
Adyen NV (Software & Services)*†	40	30,193
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	492	109,623

		139,816
Pakistan—1.0%
Engro Corp., Ltd. (Materials)†	14,410	23,164
MCB Bank Ltd. (Banks)†	20,500	22,475
Oil & Gas Development Co., Ltd. (Energy)†	28,900	22,938
Pakistan Petroleum Ltd. (Energy)†	32,625	27,243
United Bank Ltd. (Banks)†	25,600	23,364

		119,184
Peru—0.7%
Alicorp SAA (Food Beverage & Tobacco)	10,540	33,820
Credicorp Ltd. (Banks)	214	46,650

		80,470
Philippines—2.1%
Bank of the Philippine Islands (Banks)†	26,220	46,192
BDO Unibank Inc. (Banks)†	10,450	30,130
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	40,830	63,512
Security Bank Corp. (Banks)†	15,220	54,573
SM Prime Holdings Inc. (Real Estate)†	79,600	57,016

		251,423
Qatar—1.1%
Qatar National Bank QPSC (Banks)†	24,501	131,156

Russia—1.4%
LUKOIL PJSC—Sponsored ADR (Energy)	636	51,802
Novatek PJSC—Sponsored GDR, Reg S (Energy)†	266	55,561
Sberbank of Russia PJSC—Sponsored ADR (Banks)†	2,020	30,093

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—96.4% (continued)
Russia—1.4% (continued)
Yandex NV, Class A (Media & Entertainment)*	882	$34,592

		172,048
Singapore—2.0%
DBS Group Holdings Ltd. (Banks)†	6,070	116,008
Oversea-Chinese Banking Corp. Ltd. (Banks)†	14,700	122,585

		238,593
South Africa—0.9%
Clicks Group Ltd. (Food & Staples Retailing)†	2,470	35,105
Discovery Ltd. (Insurance)†	2,580	23,761
Standard Bank Group Ltd. (Banks)†	2,468	30,824
Tiger Brands Ltd. (Food Beverage & Tobacco)†	1,517	23,420

		113,110
South Korea—1.2%
Hankook Tire & Technology Co., Ltd. (Automobiles & Components)†	1,716	44,568
LG Household & Health Care Ltd. (Household & Personal Products)†	28	29,653
NAVER Corp. (Media & Entertainment)†	237	27,585
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	670	47,468

		149,274
Spain—2.8%
Amadeus IT Group SA (Software & Services)†	1,550	121,241
Banco Bilbao Vizcaya Argentaria SA (Banks)†	7,281	36,889
Banco Santander SA (Banks)†	24,423	103,962
Bankinter SA (Banks)†	12,382	80,131

		342,223
Sweden—2.7%
Alfa Laval AB (Capital Goods)†	1,110	20,748
Atlas Copco AB, Class A (Capital Goods)†	1,000	30,631
Epiroc AB, Class A (Capital Goods)†	10,312	112,924
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,644	79,754
Skandinaviska Enskilda Banken AB, Class A (Banks)†	8,357	78,609

		322,666

	Shares	Value
COMMON STOCKS—96.4% (continued)
Switzerland—7.7%
Alcon Inc. (Health Care Equipment & Services)*	2,089	$122,729
Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	1,358	115,909
Kuehne + Nagel International AG, Reg S (Transportation)†	847	124,662
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	130	44,472
Nestle SA—Sponsored ADR (Food Beverage & Tobacco)	1,289	136,737
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	450	120,490
SGS SA, Reg S (Commercial & Professional Services)†	45	110,995
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	532	122,707
Temenos AG, Reg S (Software & Services)*†	169	29,684

		928,385
Taiwan—1.4%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	6,000	50,547
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,040	26,582
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	12,000	30,175
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	220	29,783
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	33,070

		170,157
Thailand—0.3%
Siam Commercial Bank pcl, Reg S (Banks)	6,700	29,954

Turkey—0.3%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	4,386	36,760

United Arab Emirates—0.8%
DP World plc (Transportation)†	1,736	26,707
Emaar Properties PJSC (Real Estate)†	45,410	68,279

		94,986

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—96.4% (continued)
United Kingdom—11.6%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	4,562	$72,146
Bank of Georgia Group plc (Banks)†	1,330	22,740
BBA Aviation plc (Transportation)†	28,010	108,474
Compass Group plc (Consumer Services)†	5,156	129,966
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	2,106	75,016
Diageo plc (Food Beverage & Tobacco)†	1,952	81,447
Diploma plc (Capital Goods)†	3,437	63,539
HSBC Holdings plc—Sponsored ADR (Banks)	2,346	94,215
Rathbone Brothers plc (Diversified Financials)†	1,747	46,690
Reckitt Benckiser Group plc (Household & Personal Products)†	1,453	112,657
Rightmove plc (Media & Entertainment)†	12,198	78,476
Rio Tinto plc (Materials)†	1,066	60,529
Rotork plc (Capital Goods)†	8,363	31,128
Royal Dutch Shell plc, Class B—Sponsored ADR (Energy)	1,795	113,929
Spirax-Sarco Engineering plc (Capital Goods)†	285	31,103
St. James’s Place plc (Diversified Financials)†	7,866	93,350
Standard Chartered plc (Banks)†	7,383	60,553
Unilever plc (Household & Personal Products)†	2,114	127,323

		1,403,281

Total Common Stocks (Cost $10,696,609)		$11,639,601

PREFERRED STOCKS—1.4%
Brazil—0.7%
Banco Bradesco SA—ADR (Banks)*	5,130	46,375
Itau Unibanco Holding SA—Sponsored ADR, 0.51% (Banks)+	4,341	39,720

		86,095
Colombia—0.4%
Bancolombia SA—Sponsored ADR, 2.61% (Banks)+	910	45,391

	Shares	Value
PREFERRED STOCKS—1.4% (continued)
South Korea—0.3%
Samsung Electronics Co., Ltd.—GDR, Reg S, 3.81% (Technology Hardware & Equipment)+†	44	$34,513

Total Preferred Stocks (Cost $125,519)		$165,999

SHORT TERM INVESTMENTS—1.9%
Northern Institutional Funds—Treasury Portfolio (Premier Shares), 2.17% (Money Market Funds)	227,690	227,690

Total Short Term Investments (Cost $227,690)		$227,690

Total Investments—99.7% (Cost $11,049,818)		$12,033,290

Other Assets Less Liabilities—0.3%		36,063

Net Assets — 100.0%		$12,069,353

Summary of Abbreviations

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

Industry	Percentage of Net Assets
Automobiles & Components	2.5%
Banks	13.1
Capital Goods	8.0
Commercial & Professional Services	0.9
Consumer Durables & Apparel	5.8
Consumer Services	1.9
Diversified Financials	1.7
Energy	4.7
Food & Staples Retailing	2.9
Food Beverage & Tobacco	5.8
Health Care Equipment & Services	4.5
Household & Personal Products	5.1
Insurance	3.0
Materials	7.1
Media & Entertainment	4.6
Pharmaceuticals, Biotechnology & Life Sciences	5.1
Real Estate	1.9
Retailing	3.2
Semiconductors & Semiconductor Equipment	2.1
Software & Services	6.0
Technology Hardware & Equipment	2.6
Telecommunication Services	0.7
Transportation	3.2
Utilities	1.4
Money Market Fund	1.9

Total Investments	99.7

Other Assets Less Liabilities	0.3

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited)

	Shares	Value
COMMON STOCKS—91.9%
Argentina—0.5%
Banco Macro SA—ADR (Banks)	507	$35,125

Bangladesh—0.4%
GrameenPhone Ltd. (Telecommunication Services)†	3,588	14,100
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,543	13,488

		27,588
Brazil—4.2%
Ambev SA—ADR (Food Beverage & Tobacco)*	20,920	110,249
Ultrapar Participacoes SA—Sponsored ADR (Energy)	11,420	59,498
WEG SA (Capital Goods)	21,200	132,321

		302,068
China—24.7%
AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	4,500	24,395
Alibaba Group Holding Ltd.—Sponsored ADR (Retailing)*	773	133,814
Autohome Inc.—ADR (Media & Entertainment)*	332	28,220
China Tower Corp., Ltd., Class H (Telecommunication Services)†	444,000	115,009
CNOOC Ltd.—Sponsored ADR (Energy)	773	127,800
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	41,531
Ctrip.com International Ltd.—ADR (Retailing)*	950	37,031
ENN Energy Holdings Ltd. (Utilities)†	9,000	93,033
Fuyao Glass Industry Group Co., Ltd., Class A (Automobiles & Components)†	37,300	121,492
Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)†	9,700	76,584
Haitian International Holdings Ltd. (Capital Goods)†	15,000	30,332
Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	10,500	46,745
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	17,400	77,962
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	3,800	63,872

	Shares	Value
COMMON STOCKS—91.9% (continued)
China—24.7% (continued)
NetEase Inc.—ADR (Media & Entertainment)	279	$64,399
New Oriental Education & Technology Group Inc.—Sponsored ADR (Consumer Services)*	558	58,205
Ping An Insurance Group Co. of China Ltd., Class A (Insurance)†	11,100	140,763
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	17,000	61,038
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	6,000	82,428
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	10,100	38,118
Tencent Holdings Ltd. (Media & Entertainment)†	2,800	130,957
Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	40,000	59,754
Weibo Corp.—Sponsored ADR (Media & Entertainment)*	872	34,156
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,640	34,065
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	4,000	42,922

		1,764,625
Colombia—0.7%
Ecopetrol SA—Sponsored ADR (Energy)	1,683	30,176
Grupo Nutresa SA (Food Beverage & Tobacco)	2,477	18,965

		49,141
Egypt—0.8%
Commercial International Bank Egypt SAE—GDR, Reg S (Banks)†	13,500	58,017

India—10.7%
Asian Paints Ltd. (Materials)†	2,810	61,847
Bharti Infratel Ltd. (Telecommunication Services)†	24,259	86,512
Emami Ltd. (Household & Personal Products)†	7,944	36,915
ICICI Bank Ltd.—Sponsored ADR (Banks)	4,150	50,671
ITC Ltd. (Food Beverage & Tobacco)†	35,757	140,015

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—91.9% (continued)
India—10.7% (continued)
Kotak Mahindra Bank Ltd. (Banks)†	4,150	$91,380
Max Financial Services Ltd. (Insurance)*†	9,910	60,052
Pidilite Industries Ltd. (Materials)†	4,150	74,800
Tata Consultancy Services Ltd. (Software & Services)†	5,052	161,572

		763,764
Indonesia—3.6%
Astra International Tbk PT (Automobiles & Components)†	226,200	112,375
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	284,800	90,759
Unilever Indonesia Tbk PT (Household & Personal Products)†	17,700	54,999

		258,133
Kazakhstan—0.3%
Halyk Savings Bank of Kazakhstan JSC—GDR, Reg S (Banks)†	1,610	22,733

Kenya—0.2%
Safaricom plc (Telecommunication Services)†	62,300	16,399

Kuwait—1.3%
Mabanee Co. SAK (Real Estate)†	8,845	22,987
National Bank of Kuwait SAKP (Banks)†	20,523	67,317

		90,304
Malaysia—0.7%
Dialog Group Bhd. (Energy)†	63,800	53,270

Mexico—5.7%
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand— ADR (Banks)	4,150	29,465
Coca-Cola Femsa SAB de CV—Sponsored ADR (Food Beverage & Tobacco)	908	55,697
Fomento Economico Mexicano SAB de CV—Sponsored ADR (Food Beverage & Tobacco)	1,105	100,223
Grupo Bimbo SAB de CV, Series A (Food Beverage & Tobacco)	24,900	47,425
Grupo Financiero Banorte SAB de CV, Series O (Banks)	11,500	57,897

	Shares	Value
COMMON STOCKS—91.9% (continued)
Mexico—5.7% (continued)
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	40,300	$118,900

		409,607
Morocco—1.0%
Attijariwafa Bank (Banks)†	1,198	60,258
Maroc Telecom (Telecommunication Services)†	900	13,492

		73,750
Nigeria—0.8%
Dangote Cement plc (Materials)†	44,096	20,694
Guaranty Trust Bank plc (Banks)	167,008	13,093
Nestle Nigeria plc (Food Beverage & Tobacco)	3,815	13,375
Zenith Bank plc (Banks)†	260,470	13,159

		60,321
Pakistan—1.2%
Engro Corp., Ltd. (Materials)†	11,490	18,470
MCB Bank Ltd. (Banks)†	17,600	19,296
Oil & Gas Development Co., Ltd. (Energy)†	17,300	13,731
Pakistan Petroleum Ltd. (Energy)†	20,850	17,410
United Bank Ltd. (Banks)†	18,500	16,884

		85,791
Peru—2.2%
Alicorp SAA (Food Beverage & Tobacco)	6,050	19,413
Credicorp Ltd. (Banks)	617	134,500

		153,913
Philippines—2.6%
Bank of the Philippine Islands (Banks)†	26,900	47,390
BDO Unibank Inc. (Banks)†	12,990	37,454
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,620	16,520
Security Bank Corp. (Banks)†	9,060	32,486
SM Prime Holdings Inc. (Real Estate)†	72,700	52,073

		185,923
Qatar—1.8%
Qatar National Bank QPSC (Banks)†	24,574	131,547

Romania—0.5%
Banca Transilvania SA (Banks)†	29,552	17,879
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,060	16,144

		34,023

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
COMMON STOCKS—91.9% (continued)
Russia—5.7%
LUKOIL PJSC—Sponsored ADR (Energy)	1,650	$134,393
Novatek PJSC—Sponsored GDR, Reg S (Energy)†	745	155,612
Sberbank of Russia PJSC—Sponsored ADR (Banks)†	4,750	70,763
Yandex NV, Class A (Media & Entertainment)*	1,136	44,554

		405,322
South Africa—3.8%
Clicks Group Ltd. (Food & Staples Retailing)†	3,867	54,960
Discovery Ltd. (Insurance)†	7,600	69,992
Standard Bank Group Ltd. (Banks)†	6,870	85,801
Tiger Brands Ltd. (Food Beverage & Tobacco)†	4,018	62,033

		272,786
South Korea—4.1%
Hankook Tire & Technology Co., Ltd. (Automobiles & Components)†	2,101	54,567
LG Household & Health Care Ltd. (Household & Personal Products)†	70	74,132
NAVER Corp. (Media & Entertainment)†	1,040	121,049
Woongjin Coway Co., Ltd. (Consumer Durables & Apparel)†	650	46,051

		295,799
Taiwan—7.6%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	8,000	67,396
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	7,080	92,255
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	54,000	135,788
Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	690	93,411
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	19,000	157,082

		545,932
Thailand—2.0%
Siam Commercial Bank pcl, Reg S (Banks)	32,000	143,066

Turkey—1.3%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	11,148	93,434

	Shares	Value
COMMON STOCKS—91.9% (continued)
United Arab Emirates—1.6%
DP World plc (Transportation)†	1,960	$30,153
Emaar Properties PJSC (Real Estate)†	53,680	80,714

		110,867
United Kingdom—0.3%
Bank of Georgia Group plc (Banks)†	1,170	20,004

Vietnam—1.6%
Hoa Phat Group JSC (Materials)*†	61,760	59,674
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	9,842	52,158

		111,832

Total Common Stocks (Cost $6,223,234)		$6,575,084

PREFERRED STOCKS—4.9%
Brazil—2.0%
Banco Bradesco SA—ADR (Banks)*	8,309	75,113
Itau Unibanco Holding SA—Sponsored ADR, 0.51% (Banks)+	7,687	70,336

		145,449
Colombia—1.0%
Bancolombia SA—Sponsored ADR, 2.61% (Banks)+	1,420	70,830

South Korea—1.9%
Samsung Electronics Co., Ltd.—GDR, Reg S, 3.81% (Technology Hardware & Equipment)+†	171	134,128

Total Preferred Stocks (Cost $329,303)		$350,407

PARTICIPATION NOTES—2.0%
Saudi Arabia—2.0%
Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)^†	3,187	141,701

Total Participation Notes (Cost $128,369)		$141,701

SHORT TERM INVESTMENTS—1.3%
Northern Institutional Funds—Treasury Portfolio (Premier Shares), 2.17% (Money Market Funds)	92,637	92,637

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

July 31, 2019 (unaudited) (continued)

	Shares	Value
SHORT TERM INVESTMENTS—1.3% (continued)
Total Short Term Investments (Cost $92,637)		$92,637

Total Investments—100.1% (Cost $6,773,543)		$7,159,829

Liabilities Less Other Assets—(0.1)%		(10,302)

Net Assets—100.0%		$7,149,527

Summary of Abbreviations

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.0% of net assets as of July 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	4.0%
Banks	21.9
Capital Goods	3.1
Consumer Durables & Apparel	4.2
Consumer Services	1.3
Energy	8.5
Food & Staples Retailing	4.0
Food Beverage & Tobacco	11.5
Household & Personal Products	2.3
Insurance	3.8
Materials	3.3
Media & Entertainment	5.9
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Real Estate	2.2
Retailing	4.4
Semiconductors & Semiconductor Equipment	2.2
Software & Services	2.3
Technology Hardware & Equipment	7.0
Telecommunication Services	3.4
Transportation	0.4
Utilities	1.3
Money Market Fund	1.3

Total Investments	100.1

Liabilities Less Other Assets	(0.1)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2019 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has nine separate diversified Portfolios, all of which were active as of July 31, 2019 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States

International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States

International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States

Institutional Emerging Markets Portfolio** (“Institutional Emerging Markets”)	Institutional Class (Formerly Class I): October 17, 2005 Institutional Class Z (Formerly Class II): March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Emerging Markets Portfolio** (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class I: May 27, 2008 Institutional Class II: March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets

Global Equity Research Portfolio (“Global Equity Research”)	Institutional Class***: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States

International Equity Research Portfolio (“International Equity Research”)	Institutional Class***: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States

Emerging Markets Research Portfolio (“Emerging Markets Research”)	Institutional Class***: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

*

The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996, is historical information for the predecessor portfolio.

**

Effective March 1, 2019, the Institutional Emerging Markets and Emerging Markets Portfolios’ shares are generally available for purchase by new and existing shareholders, subject to certain limitations that may apply at the Fund’s discretion.

***

Effective March 1, 2019, the Investor Class shares of the Global Equity Research, International Equity Research and Emerging Markets Research Portfolios were closed and their balances were transferred to the Institutional Class.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services—Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2019 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board of Directors of the Fund (the “Board”) has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s net asset value per share (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices. To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP has established a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2019 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Level 1	unadjusted quoted prices in active markets for identical assets

Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of July 31, 2019. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$554,156,570	$335,533,890	$—	$889,690,460
Preferred Stocks	23,803,878	—	—	23,803,878
Short Term Investments	47,658,221	—	—	47,658,221

Total Investments	$625,618,669	$335,533,890	$—	$961,152,559

International Equity
Common Stocks	$4,386,092,476	$10,163,914,209	$—	$14,550,006,685
Preferred Stocks	261,851,660	288,738,619	—	550,590,279
Short Term Investments	594,025,989	—	—	594,025,989

Total Investments	$5,241,970,125	$10,452,652,828	$—	$15,694,622,953

International Small Companies
Common Stocks	$28,061,216	$212,181,216	$—	$240,242,432
Participation Notes	—	2,947,351	—	2,947,351
Short Term Investments	8,350,029	—	—	8,350,029

Total Investments	$36,411,245	$215,128,567	$—	$251,539,812

Institutional Emerging Markets
Common Stocks	$1,485,959,670	$3,265,121,670	$—	$4,751,081,340
Preferred Stocks	269,874,463	42,695,904	—	312,570,367
Short Term Investments	221,701,808	—	—	221,701,808

Total Investments	$1,977,535,941	$3,307,817,574	$—	$5,285,353,515

Emerging Markets
Common Stocks	$1,208,203,286	$2,654,775,960	$—	$3,862,979,246
Preferred Stocks	219,421,085	34,738,416	—	254,159,501
Short Term Investments	160,185,626	—	—	160,185,626

Total Investments	$1,587,809,997	$2,689,514,376	$—	$4,277,324,373

Frontier Emerging Markets
Common Stocks	$83,981,290	$192,482,114	$—	$276,463,404
Preferred Stocks	8,494,813	—	—	8,494,813
Participation Notes	—	31,331,935	—	31,331,935
Short Term Investments	4,806,790	—	—	4,806,790

Total Investments	$97,282,893	$223,814,049	$—	$321,096,942

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2019 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity Research
Common Stocks	$3,544,033	$3,081,180	$—	$6,625,213
Preferred Stocks	30,756	13,334	—	44,090
Short Term Investments	118,994	—	—	118,994

Total Investments	$3,693,783	$3,094,514	$—	$6,788,297

International Equity Research
Common Stocks	$2,088,529	$9,551,072	$—	$11,639,601
Preferred Stocks	131,486	34,513	—	165,999
Short Term Investments	227,690	—	—	227,690

Total Investments	$2,447,705	$9,585,585	$—	$12,033,290

Emerging Markets Research
Common Stocks	$1,832,631	$4,742,453	$—	$6,575,084
Preferred Stocks	216,279	134,128	—	350,407
Participation Notes	—	141,701	—	141,701
Short Term Investments	92,637	—	—	92,637

Total Investments	$2,141,547	$5,018,282	$—	$7,159,829

As of July 31, 2019, there were no Level 3 investments held within the Portfolios.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the “Net realized gain (loss) on investment transactions” and “Change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

July 31, 2019 (unaudited)

3. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market transactions is included in “Net realized gain (loss) on foreign currency transactions” and “Change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended July 31, 2019.

4. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

5. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. Such additional risks include increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Portfolio’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in Frontier Emerging Markets. At July 31, 2019, the Portfolio’s investment in the Banking industry amounted to 34.84% of its total assets.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and it has been determined that no other adjustments or disclosures are required beyond what is already included in the financial statements and accompanying footnotes.